Balance Sheet (Parenthetical) - $ / shares	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Balance Sheet [Abstract]
Preferred Stock, Par Value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred Stock, Shares Authorized	10,000,000	10,000,000	10,000,000
Preferred Stock, Shares Issued	0	0	0
Preferred Stock, Shares Outstanding	0	0	0
Common Stock, Par Value	$ 0.0001	$ 0.0001	$ 0.0001
Common Stock, Shares Authorized	75,000,000	75,000,000	75,000,000
Common Stock, Shares, Issued	4,019,141	4,019,141	3,122,843
Common Stock, Shares, Outstanding	4,019,141	4,019,141	3,122,843